ACCOUNTS RECEIVABLE - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 20, 2026
Financing Receivable, before Allowance for Credit Loss, Maturity [Line Items]
Offset amounts payable to the lessors, total	R$ 1,345
Discounted accounts from accounts receivable from credit card companies	R$ 9,980,348	R$ 11,398,429
Average monthly rate on accounts receivable from credit card companies	1.30%
Balance of accounts receivable net of due to anticipations	R$ 327,897	327,771
Past‑due balances over	90 days
Accounts receivable	R$ 2,722,742	R$ 1,775,374
Up to 90 days | Settlement Of Outstanding Receivable
Financing Receivable, before Allowance for Credit Loss, Maturity [Line Items]
Accounts receivable			R$ 108,614